RELATED PARTY TRANSACTIONS - Revenues from related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party
RELATED PARTY TRANSACTIONS
Revenues	¥ 588,494	¥ 677,167	¥ 865,647
Commission support services | Brokerage firms
RELATED PARTY TRANSACTIONS
Revenues	368,038	473,539	606,062
Platform services | IFM
RELATED PARTY TRANSACTIONS
Revenues	91,980	98,180	91,825
Online marketing services | Ziroom
RELATED PARTY TRANSACTIONS
Revenues	30,587	55,386	74,961
Agency services | Ziroom
RELATED PARTY TRANSACTIONS
Revenues	11,652	16,185	51,118
Agency services | Yuanjing Mingde
RELATED PARTY TRANSACTIONS
Revenues	0	2,192	6,901
Platform and franchise services | Brokerage firms
RELATED PARTY TRANSACTIONS
Revenues	9,082	24,325	27,184
Agency services and other services | Beihaojia business investees
RELATED PARTY TRANSACTIONS
Revenues	73,975	0	0
Operating lease | Suofeiya Shengdu
RELATED PARTY TRANSACTIONS
Revenues	3,118	3,895	3,046
Others
RELATED PARTY TRANSACTIONS
Revenues	¥ 62	¥ 3,465	¥ 4,550